Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement Text Block	eat_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/AllianceBernstein Short-Term Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding changes to the Annual Operating Expenses of the EQ/AllianceBernstein Short-Term Government Bond Portfolio (“Portfolio”) of the Trust.

Information Regarding
EQ/AllianceBernstein Short-Term Government Bond Portfolio

Effective May 31, 2012, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the heading “Annual Portfolio Operating Expenses” and “Example” hereby are deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Short-Term Government Bond Portfolio
	Class I A Shares*,**	Class I A Shares*,**	Class I A Shares*,**
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
EQ/AllianceBernstein Short-Term Government Bond Portfolio	Class IA Shares*,**	Class IB Shares**	Class K Shares**
Management Fee	0.45%	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.00%
Other Expenses*	0.13%	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.83%	0.83%	0.58%

  * Expenses have been restated to reflect current fees

  ** Based on estimated amounts for the current fiscal year.

*****

	1 Year	3 Years
Class IA Shares	$85	$265
Class IB Shares	$85	$265
Class K Shares	$59	$186

*         *         *         *         *

EQ/AllianceBernstein Short-Term Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	eat_SupplementTextBlock	EQ ADVISORS TRUSTSM

SUPPLEMENT DATED MAY 31, 2012 TO THE PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2012, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/AllianceBernstein Short-Term Government Bond Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information regarding changes to the Annual Operating Expenses of the EQ/AllianceBernstein Short-Term Government Bond Portfolio (“Portfolio”) of the Trust.

Information Regarding
EQ/AllianceBernstein Short-Term Government Bond Portfolio

Effective May 31, 2012, the tables in the “Fees and Expenses of the Portfolio” section of the Prospectus under the heading “Annual Portfolio Operating Expenses” and “Example” hereby are deleted in their entirety and replaced with the information listed below:

EQ/AllianceBernstein Short-Term Government Bond Portfolio

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees
EQ/AllianceBernstein Short-Term Government Bond Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1],[2]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1],[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[1],[2]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
EQ/AllianceBernstein Short-Term Government Bond Portfolio | Class IB Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
EQ/AllianceBernstein Short-Term Government Bond Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%	[2]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186

[1]	Expenses have been restated to reflect current fees
[2]	Based on estimated amounts for the current fiscal year.